Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Key Management Personnel Compensation

Summary of key management personnel compensation:

	For the six months ended
	June 30, 2024	June 30, 2023
Management fees and salaries in research and development	$372,786	$220,054
Management fees and salaries in general and administrative expenses	725,279	519,148
Share-based compensation in research and development	264,722	259,791
Share-based compensation in general and administrative Expenses	453,868	953,612
Total related party transactions	$1,816,655	$1,952,605
Summary of key management personnel compensation:
	For the Years Ended
	December 31, 2023	December 31, 2022
Other general and administrative	$—	$9,555
Other research and development	—	10,500
Management fees and salaries	1,490,459	1,166,371
Research and development – management fees and salaries	703,453	939,712
Share-based compensation	2,351,281	1,576,235
Total related party transactions	$4,545,193	$3,702,373